Schedule of Investments (unaudited)	iShares® S&P 100 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	172,101	$41,228,516
General Dynamics Corp.	71,663	13,491,276
Lockheed Martin Corp.	76,571	28,970,638
Raytheon Technologies Corp.	474,010	40,437,793
		124,128,223
Air Freight & Logistics — 0.9%
FedEx Corp.	76,435	22,802,854
United Parcel Service Inc., Class B	226,449	47,094,598
		69,897,452
Automobiles — 2.7%
Ford Motor Co.(a)	1,227,482	18,240,382
General Motors Co.(a)	399,662	23,648,001
Tesla Inc.(a)	241,272	163,992,578
		205,880,961
Banks — 4.9%
Bank of America Corp.	2,360,860	97,338,258
Citigroup Inc.	647,130	45,784,447
JPMorgan Chase & Co.	947,703	147,405,725
U.S. Bancorp	424,400	24,178,068
Wells Fargo & Co.	1,294,097	58,609,653
		373,316,151
Beverages — 1.7%
Coca-Cola Co. (The)	1,214,872	65,736,724
PepsiCo Inc.	432,547	64,090,489
		129,827,213
Biotechnology — 2.0%
AbbVie Inc.	552,951	62,284,401
Amgen Inc.	179,876	43,844,775
Biogen Inc.(a)	47,134	16,321,090
Gilead Sciences Inc.	392,695	27,040,978
		149,491,244
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	252,854	12,953,710
BlackRock Inc.(b)	44,362	38,815,419
Goldman Sachs Group Inc. (The)	106,511	40,424,120
Morgan Stanley	465,995	42,727,082
		134,920,331
Chemicals — 1.0%
Dow Inc.	233,860	14,798,661
DuPont de Nemours Inc.	166,598	12,896,351
Linde PLC	162,861	47,083,115
		74,778,127
Communications Equipment — 0.9%
Cisco Systems Inc	1,319,368	69,926,504

Consumer Finance — 0.7%
American Express Co.	203,469	33,619,183
Capital One Financial Corp.	141,348	21,865,122
		55,484,305
Diversified Financial Services — 2.2%
Berkshire Hathaway Inc., Class B(a)	593,378	164,911,614

Diversified Telecommunication Services — 1.8%
AT&T Inc.	2,235,319	64,332,481
Verizon Communications Inc.	1,296,131	72,622,220
		136,954,701

Security	Shares	Value

Electric Utilities — 1.3%
Duke Energy Corp.	240,889	$23,780,562
Exelon Corp.	305,973	13,557,664
NextEra Energy Inc.	614,069	44,998,976
Southern Co. (The)	331,425	20,054,527
		102,391,729
Electrical Equipment — 0.2%
Emerson Electric Co.	188,009	18,093,986

Entertainment — 2.3%
Netflix Inc.(a)	138,816	73,323,999
Walt Disney Co. (The)(a)	568,827	99,982,722
		173,306,721
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	142,352	38,454,969
Simon Property Group Inc.	102,971	13,435,656
		51,890,625
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	138,398	54,759,937
Walgreens Boots Alliance Inc.	224,772	11,825,255
Walmart Inc.	429,861	60,618,998
		127,204,190
Food Products — 0.5%
Kraft Heinz Co. (The)	201,396	8,212,929
Mondelez International Inc., Class A	439,773	27,459,426
		35,672,355
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	556,269	64,488,265
Danaher Corp.	198,742	53,334,403
Medtronic PLC	421,269	52,292,121
		170,114,789
Health Care Providers & Services — 2.0%
CVS Health Corp.	412,178	34,392,132
UnitedHealth Group Inc.	295,445	118,307,996
		152,700,128
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.(a)	12,852	28,121,333
McDonald’s Corp.	233,605	53,960,419
Starbucks Corp.	368,890	41,245,591
		123,327,343
Household Products — 1.6%
Colgate-Palmolive Co.	264,141	21,487,871
Procter & Gamble Co. (The)	766,468	103,419,527
		124,907,398
Industrial Conglomerates — 1.6%
3M Co.	181,479	36,047,174
General Electric Co.	2,748,328	36,992,495
Honeywell International Inc.	217,445	47,696,560
		120,736,229
Insurance — 0.4%
American International Group Inc.	268,192	12,765,939
MetLife Inc.	232,956	13,942,417
		26,708,356
Interactive Media & Services — 9.4%
Alphabet Inc., Class A(a)	94,155	229,906,738
Alphabet Inc., Class C, NVS(a)	89,147	223,430,909
Facebook Inc., Class A(a)	750,130	260,827,702
		714,165,349

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 6.1%
Amazon.com Inc.(a)	134,205	$461,686,673

IT Services — 5.7%
Accenture PLC, Class A	199,002	58,663,800
International Business Machines Corp.	279,759	41,009,872
Mastercard Inc., Class A	273,937	100,011,659
PayPal Holdings Inc.(a)	367,772	107,198,183
Visa Inc., Class A	529,854	123,890,462
		430,773,976
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific Inc.	123,054	62,077,051

Machinery — 0.5%
Caterpillar Inc.	171,496	37,322,674

Media — 1.5%
Charter Communications Inc., Class A(a)	43,118	31,107,481
Comcast Corp., Class A	1,435,377	81,845,197
		112,952,678
Multiline Retail — 0.5%
Target Corp.	154,883	37,441,416

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	605,089	63,377,022
ConocoPhillips	421,999	25,699,739
Exxon Mobil Corp.	1,325,394	83,605,853
		172,682,614
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	700,118	46,781,885
Eli Lilly & Co.	249,201	57,196,614
Johnson & Johnson	824,437	135,817,751
Merck & Co. Inc.	792,711	61,649,134
Pfizer Inc.	1,752,469	68,626,686
		370,072,070
Road & Rail — 0.6%
Union Pacific Corp.	207,973	45,739,502

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Inc.	127,827	60,953,027
Intel Corp.	1,264,176	70,970,841
NVIDIA Corp.	195,043	156,053,904
QUALCOMM Inc.	353,143	50,474,729
Texas Instruments Inc.	289,128	55,599,314
		394,051,815

Security	Shares	Value

Software — 11.1%
Adobe Inc.(a)	149,646	$87,638,683
Microsoft Corp.	2,357,909	638,757,548
Oracle Corp.	568,731	44,270,021
salesforce.com Inc.(a)	289,903	70,814,606
		841,480,858
Specialty Retail — 2.0%
Home Depot Inc. (The)	332,874	106,150,190
Lowe’s Companies Inc.	221,306	42,926,725
		149,076,915
Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	4,910,931	672,601,110

Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	399,150	61,664,683

Tobacco — 1.0%
Altria Group Inc.	579,290	27,620,547
Philip Morris International Inc.	487,931	48,358,842
		75,979,389
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	183,466	26,571,381

Total Common Stocks — 99.8%
(Cost: $5,417,781,256)		7,582,910,829

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)
	15,413,000	15,413,000
Total Short-Term Investments — 0.2%
(Cost: $15,413,000)		15,413,000

Total Investments in Securities — 100.0%
(Cost: $5,433,194,256)		7,598,323,829

Other Assets, Less Liabilities — 0.0%		3,030,811

Net Assets — 100.0%		$7,601,354,640

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,872,450	$—		$(8,882,327	)(b)	$9,877	$—	$—	—	$7,150	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,763,000	10,650,000	(b)	—		—	—	15,413,000	15,413,000	270		—
BlackRock Inc.	33,490,149	902,854		(955,644)		466,910	4,911,150	38,815,419	44,362	182,744		—
						$476,787	$4,911,150	$54,228,419		$190,164		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	86	09/17/21	$18,441	$252,083

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,582,910,829	$—	$—	$7,582,910,829
Money Market Funds	15,413,000	—	—	15,413,000
	$7,598,323,829	$—	$—	$7,598,323,829
Derivative financial instruments(a)
Assets
Futures Contracts	$252,083	$—	$—	$252,083

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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